Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

3. Marketable Securities

As of March 31, 2020, the fair value of marketable securities by type of security was as follows (in thousands):

Description	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency securities and treasuries	$15,079	$32	$—	$15,111

Total	$15,079	$32	$—	$15,111

As of December 31, 2019, the fair value of marketable securities by type of security was as follows (in thousands):

Description	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency treasuries and securities	$57,650	$49	$—	$57,699

Total	$57,650	$49	$—	$57,699

The estimated fair value and amortized cost of the Company’s available-for-sale securities by contractual maturity are summarized as follows (in thousands):

	March 31, 2020
	Amortized Cost	Fair Value
Due in one year or less	$15,079	$15,111

Total	$15,079	$15,111

	December 31, 2019
	Amortized Cost	Fair Value
Due in one year or less	$57,650	$57,699

Total	$57,650	$57,699

3. Marketable Securities

As of December 31, 2019, the fair value of marketable securities by type of security was as follows (in thousands):

Description	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency treasuries and securities	$57,650	$49	$—	$57,699

Total	$57,650	$49	$—	$57,699

As of December 31, 2018, the fair value of marketable securities by type of security was as following (in thousands):

Description	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency treasuries and securities	$101,027	$4	$(45)	$100,986

Total	$101,027	$4	$(45)	$100,986

The estimated fair value and amortized cost of the Company’s available-for-sale securities by contractual maturity are summarized as follows:

	December 31, 2019
	Amortized Cost	Fair Value
	(In thousands)
Due in one year or less	$57,650	$57,699

Total	$57,650	$57,699

	December 31, 2018
	Amortized Cost	Fair Value
	(In thousands)
Due in one year or less	$101,027	$100,986

Total	$101,027	$100,986